Prepaid and Other Current Assets (Details) - Schedule of Prepaid and Other Current Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepaid and Other Current Assets [Abstract]
Inventories	$ 29	$ 29
Prepayments to suppliers	89	127
Loans to third parties	6	6
Others	20	16
Total before allowance for credit losses	144	178
Less: allowance for credit losses
Total	$ 144	$ 178